Discontinued Operations - Sale of Interactive Offers (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 26,000,652	$ 36,441,695
Income from discontinued operations	1,164,184	(1,370,124)
Fixed assets, net of accumulated depreciation	1,268,355	913,246
Total assets	23,511,088	63,801,488
Discontinued Operations - Sale of Interactive Offers [Member]
Revenues	158,147	1,442,279
Cost of sales	11,982	446,332
Sales general and administrative expenses	333,168	2,118,480
Deprecation and amortization	0	607,103
Income from discontinued operations	(187,003)	(1,729,636)
Accounts receivable net of allowance for doubtful accounts	0	67,467
Fixed assets, net of accumulated depreciation	0	2,835
Total assets	0	1,026,043
Total liabilities	$ 0	$ 0